Intangible assets (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of intangible assets [Abstract]
Intangible assets- brand name	$ 533,816	$ 535,815
Accumulated amortization	(107,500)	(53,975)
Intangible assets, net	$ 426,316	$ 481,840